Financial Instruments - Categories of Financial Instruments (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Financial assets
FVTPL (Note 1)	$ 2,259.4		$ 326.8
FVTOCI (Note 2)	129,918.7		134,776.8
Hedging financial assets	0.1		25.9
Amortized cost (Note 3)	826,293.6		612,740.6
Financial assets	958,471.8		747,870.1
Financial liabilities
FVTPL (Note 4)	94.1		982.3
Hedging financial liabilities	1.2	$ 0.1	1.8
Amortized cost (Note 5)	748,129.3		533,581.7
Financial liabilities	$ 748,224.6		$ 534,565.8